Prepaid Forward Gold Contract Liability (Details) - Schedule of royalties, upside participation and interest payable - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Royalties Upside Participation And Interest Payable [Abstract]
Royalties payable	$ 625,370	$ 585,536	$ 403,388
Royalties withholding payable	32,917	30,820	$ 23,396
Upside participation payable	2,391,643	2,226,735
Subtotal	3,049,930	2,843,091
Accrued interest, prepaid forward gold contract	925,358	640,742
Total	$ 3,975,288	$ 3,483,833